Share-based plans	9 Months Ended
Sep. 30, 2021
Share-based plans
Share-based plans

8.    Share-based plans

On July 26, 2021, 891,682 performance shares with a total fair value of €57,585 were granted under the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2019. This amount will be amortized over the three-year vesting period. The weighted average fair value per performance share at the grant date was €64.58.